Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2014
Finance Subsidiaries-receivables, Net

Finance subsidiaries-receivables, net, consisted of the following at March 31, 2013 and 2014:

	Yen (millions)
	2013	2014
Retail	¥3,865,430	¥4,678,741
Direct financing lease	448,672	422,936
Wholesale flooring	389,562	434,219
Commercial loans	42,433	63,176

Total finance receivables	4,746,097	5,599,072
Less:
Allowance for credit losses	19,716	24,851
Allowance for losses on lease residual values	3,354	2,131
Unearned interest income and fees	18,697	38,093

	4,704,330	5,533,997
Less:
Finance receivables included in trade accounts and notes receivables, net	461,450	498,230
Finance receivables included in other assets, net	211,743	253,999

Finance subsidiaries-receivables, net	4,031,137	4,781,768
Less current portion	1,243,002	1,464,215

Noncurrent finance subsidiaries-receivables, net	¥2,788,135	¥3,317,553

Changes in Allowance for Credit Losses on Finance Receivables

The following tables present the changes in the allowance for credit losses on finance receivables for the years ended March 31, 2013 and 2014.

	Yen (millions)
For the year ended March 31, 2013	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥20,497	¥1,151	¥1,401	¥23,049
Provision	8,707	392	59	9,158
Charge-offs	(20,838)	(940)	(289)	(22,067)
Recoveries	8,143	117	16	8,276
Adjustments from foreign currency translation	1,134	69	97	1,300

Balance at end of year	¥17,643	¥789	¥1,284	¥19,716

	Yen (millions)
For the year ended March 31, 2014	Retail	Direct financing lease	Wholesale	Total
Balance at beginning of year	¥17,643	¥789	¥1,284	¥19,716
Provision	18,616	310	1,484	20,410
Charge-offs	(27,550)	(573)	(425)	(28,548)
Recoveries	11,676	93	11	11,780
Adjustments from foreign currency translation	1,252	17	224	1,493

Balance at end of year	¥21,637	¥636	¥2,578	¥24,851

Age Analysis of Past Due Finance Receivables

The following tables present an age analysis of past due finance receivables at March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥12,947	¥1,805	¥2,607	¥17,359	¥3,247,241	¥3,264,600
Used & certified auto	5,064	643	276	5,983	434,183	440,166
Others	1,213	419	1,353	2,985	157,679	160,664

Total retail	19,224	2,867	4,236	26,327	3,839,103	3,865,430
Direct financing lease	966	161	1,644	2,771	445,901	448,672
Wholesale
Wholesale flooring	205	67	311	583	388,979	389,562
Commercial loans	—	—	—	—	42,433	42,433

Total wholesale	205	67	311	583	431,412	431,995

Total finance receivables	¥20,395	¥3,095	¥6,191	¥29,681	¥4,716,416	¥4,746,097

	Yen (millions)
As of March 31, 2014	30-59 days past due	60-89 days past due	90 days and greater past due	Total past due	Current*	Total finance receivables
Retail
New auto	¥15,948	¥2,069	¥2,745	¥20,762	¥4,044,290	¥4,065,052
Used & certified auto	5,557	689	281	6,527	424,872	431,399
Others	1,239	507	1,800	3,546	178,744	182,290

Total retail	22,744	3,265	4,826	30,835	4,647,906	4,678,741
Direct financing lease	1,106	214	384	1,704	421,232	422,936
Wholesale
Wholesale flooring	526	227	758	1,511	432,708	434,219
Commercial loans	—	—	133	133	63,043	63,176

Total wholesale	526	227	891	1,644	495,751	497,395

Total finance receivables	¥24,376	¥3,706	¥6,101	¥34,183	¥5,564,889	¥5,599,072

*	Includes recorded investment of finance receivables that are less than 30 days past due.

Contractual Maturities of Finance Receivables

The following schedule shows the contractual maturities of finance receivables for each of the five years following March 31, 2014 and thereafter:

Years ending March 31	Yen (millions)
2015	¥1,992,551

2016	1,425,249
2017	1,020,626
2018	685,494
2019	356,586
After five years	118,566

3,606,521

Total	¥5,599,072

Consumer portfolio segment
Finance Receivables by Credit Quality Indicator

The following tables present the balances of consumer finance receivables by this credit quality indicator at March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥3,260,188	¥4,412	¥3,264,600
Used & certified auto	439,247	919	440,166
Others	158,892	1,772	160,664

Total retail	3,858,327	7,103	3,865,430

Direct financing lease	446,867	1,805	448,672

Total	¥4,305,194	¥8,908	¥4,314,102

	Yen (millions)
As of March 31, 2014	Performing	Nonperforming	Total consumer finance receivables
Retail
New auto	¥4,060,238	¥4,814	¥4,065,052
Used & certified auto	430,429	970	431,399
Others	179,983	2,307	182,290

Total retail	4,670,650	8,091	4,678,741

Direct financing lease	422,338	598	422,936

Total	¥5,092,988	¥8,689	¥5,101,677

Wholesale
Finance Receivables by Credit Quality Indicator

The following tables present the balances of wholesale receivables by this credit quality indicator at March 31, 2013 and 2014.

	Yen (millions)
As of March 31, 2013	Group A	Group B	Total
Wholesale
Wholesale flooring	¥236,203	¥153,359	¥389,562
Commercial loans	24,198	18,235	42,433

Total	¥260,401	¥171,594	¥431,995

	Yen (millions)
As of March 31, 2014	Group A	Group B	Total
Wholesale
Wholesale flooring	¥245,019	¥189,200	¥434,219
Commercial loans	36,364	26,812	63,176

Total	¥281,383	¥216,012	¥497,395